INVESTMENT IN SILVERBACK (Narrative) (Details)	12 Months Ended
Dec. 31, 2023
Silverback Ltd. ("Silverback") [Member]
Disclosure of associates [line items]
Percentage of ownership interest in subsidiary	15.00%